Financial Instruments - Schedule of Carrying Value and Fair Value of Financial Instruments by Categories (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	$ 5,997	$ 6,082
Financial assets at fair value through profit or loss mandatory	358	372
Financial assets at fair value through OCI equity instruments designated upon initial recognition	14	15
Financial assets at fair value through OCI mandatory	554	1,012
Financial assets total carrying value	6,923	7,481
Financial assets total fair value	6,952	7,499
Financial liabilities amortised cost	2,043	1,502
Financial liabilities at fair value through profit or loss mandatory	189	29
Financial liabilities at fair value through OCI mandatory	3
Financial liabilities total carrying value	2,235	1,531
Financial liabilities total fair value	2,235	1,531
Trade Payables
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	377	239
Financial liabilities total carrying value	377	239
Financial liabilities total fair value	377	239
Lease liabilities
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	612
Financial liabilities total carrying value	612
Financial liabilities total fair value	612
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	62	2
Financial liabilities at fair value through OCI mandatory	3
Financial liabilities total carrying value	65	2
Financial liabilities total fair value	65	2
Financial Liability Under Option Arrangements
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss mandatory	82
Financial liabilities total carrying value	82
Financial liabilities total fair value	82
Other Liabilities Including Contingent Consideration
Disclosure Of Financial Instruments [Line Items]
Financial liabilities amortised cost	1,054	1,263
Financial liabilities at fair value through profit or loss mandatory	45	27
Financial liabilities total carrying value	1,099	1,290
Financial liabilities total fair value	1,099	1,290
Cash and Cash Equivalents
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,465	2,829
Financial assets total carrying value	2,465	2,829
Financial assets total fair value	2,465	2,829
Liquid Mutual Funds | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	278	258
Financial assets total carrying value	278	258
Financial assets total fair value	278	258
Fixed Maturity Plan Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	65	66
Fixed Maturity Plan Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	65	66
Financial assets total carrying value	65	66
Financial assets total fair value	65	66
Quoted Debt Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	244	277
Financial assets at fair value through OCI mandatory	404	577
Financial assets total carrying value	648	854
Financial assets total fair value	688	884
Certificates of Deposit
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	149	358
Certificates of Deposit | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory	149	358
Financial assets total carrying value	149	358
Financial assets total fair value	149	358
Unquoted Equity and Preference Securities
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	15	18
Unquoted Equity and Preference Securities | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	1	3
Financial assets at fair value through OCI equity instruments designated upon initial recognition	14	15
Financial assets total carrying value	15	18
Financial assets total fair value	15	18
Unquoted Investments Others
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value	7	2
Unquoted Investments Others | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	7	2
Financial assets total carrying value	7	2
Financial assets total fair value	7	2
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	2,443	2,144
Financial assets total carrying value	2,443	2,144
Financial assets total fair value	2,443	2,144
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	369	303
Financial assets total carrying value	369	303
Financial assets total fair value	369	303
Prepayments and Other Assets
Disclosure Of Financial Instruments [Line Items]
Financial assets amortised cost	476	529
Financial assets total carrying value	476	529
Financial assets total fair value	465	517
Derivative Financial Instruments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss mandatory	7	43
Financial assets at fair value through OCI mandatory	1	5
Financial assets total carrying value	8	48
Financial assets total fair value	$ 8	48
Commercial Paper
Disclosure Of Financial Instruments [Line Items]
Financial assets total fair value		72
Commercial Paper | Investments
Disclosure Of Financial Instruments [Line Items]
Financial assets at fair value through OCI mandatory		72
Financial assets total carrying value		72
Financial assets total fair value		$ 72